Finance Income And Finance Costs	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income [Abstract]
Finance income and finance costs	Finance income and finance costs
Finance income earned during the years ended 31 December 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Changes in the fair value of derivatives (see Note 28)	—	1,637	51,549
Interest income from cash and cash equivalents	4,547	556	18
Other interest income	276	356	1
	4,823	2,549	51,568
Finance costs incurred during the years ended 31 December 2023, 2022, and 2021 are as follows:

	2023	2022	2021
Changes in the fair value of derivatives (see Note 28)	132,333	96,981	2,804
Interest on debt and borrowings	129,327	71,452	106,548
Consenting fee (see Note 21)	—	7,430	—
Loss on remeasurement of bonds (see Note 21)	—	6,511	—
Interest on lease liabilities (see Note 13)	3,840	6,022	6,423
Amortization of deferred debt issue costs	1,657	23	1,586
	267,157	188,419	117,361